CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,758,350)	$ (5,605,374)
Items not affecting cash:
Depreciation	32,946	51,112
Stock-based compensation	9,402	0
Loss from equity investee	78,386	78,933
Interest expense	210,558	197,120
Deferred income tax recovery	(897,169)	(1,792,159)
Gain on sale of mineral property interests	0	(28,096)
Impairment of mineral property interests	0	552,095
Unrealized foreign exchange gain	(2,577,230)	(1,288,443)
Other items not affecting cash	1,974	0
Changes in assets and liabilities:
Receivables	(14,673)	83,832
Prepaid expenses	368,194	(185,425)
Other assets	(1,262)	12,495
Accounts payable and accrued liabilities	(639,399)	348,702
Net cash used in operating activities	(7,186,623)	(7,575,208)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of capital stock	6,716	0
Net cash provided by financing activities	6,716	0
CASH FLOWS FROM INVESTING ACTIVITIES
Mineral property interests	(500,000)	(100,000)
Reclamation deposits	(3,628)	17,249
Acquisition of equipment	(11,113)	(13,074)
Proceeds from sale of mineral property interests	0	28,096
Net cash used in investing activities	(514,741)	(67,729)
Effect of foreign currency translation on cash and cash equivalents	(337,124)	(319,981)
Change in cash and cash equivalents during the period	(8,031,772)	(7,962,918)
Cash and cash equivalents, beginning of period	33,517,096	46,701,216
Cash and cash equivalents, end of period	25,485,324	38,738,298
Cash paid for interest during the period	0	0
Cash paid for income taxes during the period	$ 0	$ 0